Derivative Instruments and hedging activities (Tables)	12 Months Ended
Dec. 31, 2019
Derivative Instruments and Hedging Activities Disclosure
Schedule of Derivative Instruments in Statement of Financial Position, Fair Value [Table Text Block]
	Notional amount		Derivative assets			Derivative liabilities

			Statement of	Fair value at		Statement of	Fair value at
	At December 31,		condition	December 31,		condition	December 31,
(In thousands)	2019	2018	classification	2019	2018	classification	2019	2018
Derivatives designated as
hedging instruments:
Forward contracts	$97,600	$89,590	Other assets	$32	$12	Other liabilities	$264	$734
Total derivatives designated
as hedging instruments	$97,600	$89,590		$32	$12		$264	$734
Derivatives not designated
as hedging instruments:
Interest rate caps	169,962	177,826	Other assets	1	125	Other liabilities	1	119
Indexed options on deposits	69,354	69,254	Other assets	17,933	13,466	-	-	-
Bifurcated embedded options	66,755	62,902	-	-	-	Interest bearing deposits	16,354	11,467
Total derivatives not
designated as
hedging instruments	$306,071	$309,982		$17,934	$13,591		$16,355	$11,586
Total derivative assets
and liabilities	$403,671	$399,572		$17,966	$13,603		$16,619	$12,320

Schedule of Derivative Instruments, Gain (Loss) in Statement of Financial Performance [Table Text Block]
Year ended December 31, 2019
(In thousands)	Amount of net gain (loss) recognized in OCI on derivatives (effective portion)	Classification in the statement of operations of the net gain (loss) reclassified from AOCI into income (effective portion and ineffective portion)	Amount of net gain (loss) reclassified from AOCI into income (effective portion)	Amount of net gain (loss) recognized in income on derivatives (ineffective portion)
Forward contracts	$(3,502)	Mortgage banking activities	$(3,992)	$-
Total	$(3,502)		$(3,992)	$-
Year ended December 31, 2018
(In thousands)	Amount of net gain (loss) recognized in OCI on derivatives (effective portion)	Classification in the statement of operations of the net gain (loss) reclassified from AOCI into income (effective portion and ineffective portion)	Amount of net gain (loss) reclassified from AOCI into income (effective portion)	Amount of net gain (loss) recognized in income on derivatives (ineffective portion)
Forward contracts	$536	Mortgage banking activities	$1,202	$(92)
Total	$536		$1,202	$(92)
Year ended December 31, 2017
(In thousands)	Amount of net gain (loss) recognized in OCI on derivatives (effective portion)	Classification in the statement of operations of the net gain (loss) reclassified from AOCI into income (effective portion and ineffective portion)	Amount of net gain (loss) reclassified from AOCI into income (effective portion)	Amount of net gain (loss) recognized in income on derivatives (ineffective portion)
Forward contracts	$(1,295)	Mortgage banking activities	$(1,920)	$32
Total	$(1,295)		$(1,920)	$32

Schedule of Derivative Instruments Included in Trading Activities [Table Text Block]
	Amount of Net Gain (Loss) Recognized in Income on Derivatives
		Year ended	Year ended	Year ended
	Classification of Net Gain (Loss)	December 31,	December 31,	December 31,
(In thousands)	Recognized in Income on Derivatives	2019	2018	2017
Forward contracts	Mortgage banking activities	$(2,254)	$1,213	$(1,484)
Interest rate swaps	Other operating income	-	-	51
Foreign currency forward contracts	Other operating income	-	-	67
Foreign currency forward contracts	Interest expense	-	-	(14)
Interest rate caps	Other operating income	(5)	(4)	(48)
Indexed options on deposits	Interest expense	7,898	114	5,934
Bifurcated embedded options	Interest expense	(6,883)	(50)	(5,429)
Total		$(1,244)	$1,273	$(923)